Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0000059478
Registrant Name	ELI LILLY AND COMPANY
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES